Shareholders' Equity - Additional Information (Detail) - BRL (R$)												1 Months Ended				7 Months Ended	12 Months Ended
	Aug. 07, 2023	May 28, 2023	Apr. 14, 2023	Mar. 02, 2023	Dec. 15, 2022	Sep. 22, 2022	May 16, 2022	Apr. 14, 2022	Mar. 24, 2022	Feb. 24, 2022	Mar. 11, 2021	May 31, 2023	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 22, 2024	Aug. 22, 2023	Aug. 06, 2023	Jul. 27, 2022	Aug. 05, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding prior to recapitalization																							26,441,364
Proceeds from issuance of shares																	R$ 2,497,237,000
Shares received towards contribution																	479,725
Shares received towards contribution value																	R$ 461,418,000
Stock issued during the period shares in exchange shares received																	2
Increase through adjustment to capital reserves																	R$ 2,958,655,000
Payment to acquire or redeem entities shares																	R$ 1,075,000,000
Percentage of annual net income to be transferred to the legal reserve																	5.00%
Legal reserves as a percentage of companies capital maximum																	20.00%
Borrowings non current																	R$ 10,173,000	R$ 6,718,000
Dividend paid																			R$ 2,910,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Stock repurchased during the period shares												1,170,603	1,607,940	110,100	54,900	1,170,603 [1]		1,772,940
Equifax South Amercia LLC [member]
Disclosure of classes of share capital [line items]
Percentage of ownership interest held in the company																	80.00%
ASCP [member]
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non controlling owners																	19.00%
Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Increase decrease in equity through acquisition of subsidiaries																			R$ 28,723,000
Shares outstanding	529,842,845															529,842,845		532,222,621	531,330,373
Proportion of ownership interests held by non controlling owners																			9.95%
Percentage of annual net income to be transferred to the legal reserve																5.00%
Legal reserves as a percentage of companies capital maximum	20.00%															20.00%
Increase decrease through exercise of warrants																R$ (6,258,000)			R$ 35,651,000
Dividend and net interest on equity as a percentage of current and accumulated profits																50.00%
Tax withholding percentage rate																15.00%
Tax withholding rate when dividend is paid to tax haven jurisdictions																25.00%
Dividend paid							R$ 6,946,000												6,946,000
Interest paid on net equity					R$ 134,784,000			R$ 35,146,000
Payment of dividend classified as financing activities			R$ 120,900,000													R$ 120,900,000		R$ 38,169,000	R$ 15,008,000
Explanation of the fact that the shares have no par value		with no par value								with no par value
Dividends and interest on net equity payable	R$ 0															R$ 0		R$ 120,900,000
Boa Vista Servicos S.A [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Stock repurchased during the period shares																1,170,600		1,772,940
Percentage of stock outstanding repurchased																0.22%		0.33%
ACSP And BVS [member]
Disclosure of classes of share capital [line items]
Stock shares issued during the period acquisition of business																	2,171,613
Increase decrease in equity through acquisition of subsidiaries																	R$ 863,779,000
Konduto [member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Increase decrease through exercise of warrants											R$ 35,651,000					R$ (6,258,000)
Stock issued during the period shares exercise of warrants				391,124		391,124			391,124
Reclassification of equity into financial liabilities	R$ 6,258,000
Percentage of financial liabilities to be paid on conversion into equity one																					50.00%
Percentage of financial liabilities to be paid on conversion into equity two																				50.00%
Number of warrants conversion of shares																								1,977,810
Exercise price																								R$ 1
Total number of warrants converted into shares																								1,955,620
Increase decrease through exercise price of warrants				R$ 2		R$ 2			R$ 2
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized																							8,686,655
Shares outstanding																	10,858,270
Ordinary shares [member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Shares outstanding	529,842,845															529,842,845		532,222,621	531,440,373			532,613,745			520,797,860
Redeemable Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized																							1,313,345
Shares outstanding																	1,313,345
Prefered stock redemption price per share																	R$ 24.49
Redeemable Preferred stock redemption date																	Jul. 29, 2032
Borrowings non current																	R$ 10,173,000	R$ 6,718,000
Dividends Paid Preference Shares Per Share																	R$ 4.56
20% of exercise price [Member] | Konduto [member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Percentage of exercise price											20.00%
Period within which the exercise price shall be paid											6 months
40% of exercise price [Member] | Konduto [member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Percentage of exercise price											40.00%
Period within which the exercise price shall be paid											12 months
60% of exercise price [Member] | Konduto [member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Percentage of exercise price											60.00%
Period within which the exercise price shall be paid											18 months
80% of exercise price [Member] | Konduto [member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Percentage of exercise price											80.00%
Period within which the exercise price shall be paid											24 months
100% of exercise price [Member] | Konduto [member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Percentage of exercise price											100.00%
Period within which the exercise price shall be paid											30 months

[1]	The difference between the average price and the negotiation price between May 7 and 8 relates to an event of dissent (“dissidência”) where a shareholder has a right to withdraw from a company when they do not agree with deliberations held at meetings in which matters are approved, resulting in the right to withdraw, as provided for in current legislation. As part of the Merger of Shares (Note 1 a.), there was a shareholder who withdrew and the Company repurchased at equity cost (not at market value).